Contingencies and Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments
15.	Contingencies and Commitments

(a) Operating Lease Commitment

The Company is committed to paying leased property costs related to our offices as follows:

Leased Property
Years ending December 31,	Costs
2018(6 months)	602,230
2019	715,164
2020	360,394
Thereafter	93,376
Total	$1,771,164

(b) Lawsuits and Legal Proceedings

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. As of June 30, 2018, there are no such legal proceedings or claims that we believe will have a material adverse effect on our business, financial condition or operating results.

18. Contingencies and Commitments

(a) Operating Lease Commitment

The Company is committed to paying leased property costs related to our offices as follows:

Leased Property
Year ending December 31,	Costs
2018	$733,439
2019	185,444
2020	189,933
Thereafter	94,967
Total	$1,203,783

(b) Lawsuits and Legal Proceedings

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. As of December 31, 2017, there are no such legal proceedings or claims that we believe will have a material adverse effect on our business, financial condition or operating results.